Total
Delaware Diversified Income Fund
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Diversified Income Fund	Class A		Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]	1.00%	[1]	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Diversified Income Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		0.47%	0.47%	0.47%	0.47%	0.47%	[1]
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.15%	0.15%	0.15%	0.15%	0.06%	[1]
Total annual fund operating expenses		0.87%	1.62%	1.12%	0.62%	0.53%
Fee waivers and expense reimbursements	[2]	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.67%	1.42%	0.92%	0.42%	0.33%
[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.42% of the Fund's average daily net assets for all share classes other than Class R6, and 0.33% of the Fund's Class R6 shares' average daily net assets, from July 26, 2024 through February 26, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Diversified Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, No Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, No Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 10 Years
Class A	515		696		892		1,457
Class C	245	145	492	492	862	862	1,905	1,905
Class R	94		336		598		1,345
Institutional Class	43		178		326		755
Class R6	34		150		276		646

DELAWARE GROUP® ADVISER FUNDS

Delaware Diversified Income Fund (the “Fund”)

(to be renamed Macquarie Diversified Income Fund on or about December 31, 2024)

Supplement to the Fund’s Summary and Statutory Prospectuses

each dated February 27, 2024, as amended

Effective the date of this Supplement, the section of the Fund’s summary prospectus entitled, “Fund summary — Delaware Diversified Income Fund — What are the Fund’s fees and expenses?” is deleted in its entirety and is replaced with the following: